UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011
                                                   ------------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):     /_/ is a restatement.
                                      /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Corsair Capital LLC
Address:   717 Fifth Avenue, 24th Floor
           New York, NY 10022

Form 13F File Number: 28-12546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy M. Soeda
Title:    Chief Financial Officer
Phone:    (212) 224-9425

Signature, Place, and Date of Signing:

/s/ Amy M. Soeda               New York, NY            2/7/2012
----------------               -------------           ----------
   [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        -----------------         ------------------------------------
        [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ----------

Form 13F Information Table Entry Total:       5
                                         ----------

Form 13F Information Table Value Total:    207,892
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number     Name

             28-
     ----       -----------------     ----------------------------

     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2   COLUMN 3    COLUMN 4  COLUMN 5               COLUMN 6     COLUMN 7  COLUMN 8
--------                         --------   --------    --------  --------               --------     --------  --------

NAME OF ISSUER                   TITLE OF   CUSIP       VALUE     SHRS OR     SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                                 CLASS                  (x$1000)  PRN AMT     PRN  CALL  DISCRETION   MANAGER   SOLE   SHARED   NONE
--------------                   --------   -----       --------  -------     ---  ----  ----------   -------   ----   ------   ----

First American Financial Corp.   Common     31847R102     19,091   1,506,750  SH         SOLE         N/A       1,506,750
CoreLogic, Inc.                  Common     21871D103     19,482   1,506,750  SH         SOLE         N/A       1,506,750
NewStar Financial Inc.           Common     65251F105     96,664   9,504,798  SH         SOLE         N/A       9,504,798
NewStar Financial Inc.           Common     65251F105        658     200,174  SH   Call  SOLE         N/A         200,174
United Community Banks, Inc.     Common     90984P303     71,997  10,300,047  SH         SOLE         N/A       3,273,323

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[Repeat as Necessary]